Related Party Transactions and Balances	6 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
14.	RELATED PARTY TRANSACTIONS AND BALANCES

As of December 31, 2021 and June 30, 2021, the Company had a balance of $2,187 and $nil due from a related party which was indirectly controlled Mr. Guo’an Hu, one of the shareholders of 39Pu, generated from sales of dark tea products prior to acquisition of 39Pu by the Company.

During the six months ended December 31, 2021 and 2020, the Company sold dark tea products of $15,145 and $25,932 to one related party.